Income Taxes - Schedule of Two-Tiered Profits Tax Regime (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Two-Tiered Profits Tax Regime [Abstract]
Income before tax expenses	$ 345,230	$ 540,712	$ 1,073,176
Tax expenses at applicable rates in Hong Kong profits at tax rate of 16.5%	56,963	89,217	177,074
Tax reduction related to two-tiered profits tax regime	(21,158)	(21,219)	(21,089)
Tax incentives	(385)	(193)	(383)
Tax effect of non-taxable income	(15,487)	(15,050)	(10,955)
Tax effect of utilization of tax losses previously not recognised	74,401
Under provision in prior financial years	79,489
Income tax expense	$ 173,823	$ 52,755	$ 144,647